Schedule of Investments (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Investment cost	$ 8,187,506	$ 12,202,514
Meritage Futures Fund LP [Member]
Schedule of Investments [Line Items]
Investment cost	$ 9,478,479	$ 13,118,174